Prepayment for Purchase of a Property (Details) ¥ in Millions			12 Months Ended
	May 06, 2021 USD ($)	May 06, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Prepayment for Purchase of a Property (Details) [Line Items]
Total purchase price	$ 4,950,000	¥ 32
Percentage of prepayment	50.00%	50.00%
Remaining payable percentage	20.00%	20.00%
Payable delivery property percentage	30.00%	30.00%
Prepayment amount			$ (2,476,800)	¥ 16
Office space Square meters	2,749	2,749
Business Combination [Member]
Prepayment for Purchase of a Property (Details) [Line Items]
Equity interest percentage	5.00%	5.00%